PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya MI Dynamic SMID Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Communication Services : 4.2%
26,083
(1)
Cargurus, Inc.
$ 902,472
0.7
10,118
(1)
Ibotta, Inc. - Class A
272,579
0.2
30,254  Iridium
Communications, Inc.
753,022
0.5
136,648
(1)
Lumen Technologies,
Inc.
679,141
0.5
29,617
(1)
Magnite, Inc.
768,561
0.6
12,248  New York Times Co.
- Class A
732,920
0.5
72,502
Playtika Holding Corp.
268,982
0.2
44,332
(1)
PubMatic, Inc. - Class
A
384,359
0.3
102,570
(1)
Vimeo, Inc.
430,794
0.3
98,490
(1)
ZipRecruiter, Inc.
- Class A
492,450
0.4
5,685,280
4.2
Consumer Discretionary : 7.6%
12,938  Columbia Sportswear
Co.
720,905
0.5
21,071
(1)
Dutch Bros, Inc.
- Class A
1,513,530
1.1
52,392
Gap, Inc.
1,153,148
0.8
17,470
Gentex Corp.
489,335
0.4
16,756
H&R Block, Inc.
843,665
0.6
9,203
(1)
Light & Wonder, Inc.
851,001
0.6
67,223
Macy's, Inc.
889,360
0.7
53,825
(1)
Mattel, Inc.
984,998
0.7
178,512
(1)
Sabre Corp.
319,536
0.2
75,654
(1)
Sonos, Inc.
1,053,104
0.8
16,118
Travel + Leisure Co.
1,018,819
0.8
45,722
Wendy's Co.
485,110
0.4
10,322,511
7.6
Consumer Staples : 1.1%
19,180
(1)
BellRing Brands, Inc.
787,339
0.6
6,156  Coca-Cola
Consolidated, Inc.
721,729
0.5
1,509,068
1.1
Energy : 2.1%
131,335
NOV, Inc.
1,745,442
1.3
224,906
RPC, Inc.
1,072,802
0.8
2,818,244
2.1
Financials : 19.9%
4,895  Affiliated Managers
Group, Inc.
1,100,494
0.8
7,978  Axis Capital Holdings
Ltd.
786,471
0.6
49,511
Banc of California, Inc.
837,726
0.6
138,403  BGC Group, Inc.
- Class A
1,357,733
1.0
36,852
Cadence Bank
1,387,109
1.0
23,509  Chimera Investment
Corp.
333,123
0.3
5,334  Commerce
Bancshares, Inc.
330,388
0.3
5,796
Essent Group Ltd.
363,641
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
14,364  F&G Annuities & Life,
Inc.
$ 496,564
0.4
50,644
F.N.B. Corp.
845,248
0.6
16,105  First American
Financial Corp.
1,062,930
0.8
13,209
First Hawaiian, Inc.
342,774
0.3
72,306
First Horizon Corp.
1,634,116
1.2
7,872
Globe Life, Inc.
1,101,686
0.8
11,014  Hancock Whitney
Corp.
693,001
0.5
5,470  Hanover Insurance
Group, Inc.
948,936
0.7
24,410  Janus Henderson
Group PLC
1,081,851
0.8
36,885  Jefferies Financial
Group, Inc.
2,391,992
1.8
5,443
Kemper Corp.
292,017
0.2
19,503  MGIC Investment
Corp.
542,769
0.4
22,203  Old Republic
International Corp.
887,454
0.7
34,573
(1)(2)
Oscar Health, Inc.
- Class A
575,986
0.4
61,310
P10, Inc. - Class A
756,565
0.6
112,520
(1)
Payoneer Global, Inc.
782,014
0.6
5,559
Popular, Inc.
698,433
0.5
4,865  Prosperity Bancshares,
Inc.
336,317
0.3
1,691  Reinsurance Group of
America, Inc.
329,390
0.2
26,493
Rithm Capital Corp.
327,983
0.2
74,138  Starwood Property
Trust, Inc.
1,502,777
1.1
90,039  Valley National
Bancorp
941,808
0.7
40,250
XP, Inc. - Class A
730,135
0.5
17,268
Zions Bancorp NA
1,001,717
0.7
26,801,148
19.9
Health Care : 9.0%
120,289
(1)
Akebia Therapeutics,
Inc.
377,708
0.3
25,201
Bio-Techne Corp.
1,376,731
1.0
14,627
(1)
Doximity, Inc. - Class A
993,758
0.7
36,129
Embecta Corp.
523,148
0.4
11,247
(1)
Haemonetics Corp.
613,411
0.4
14,137
(1)
HealthEquity, Inc.
1,262,858
0.9
13,241
(1)
Hims & Hers Health,
Inc.
560,756
0.4
16,651
(1)
LivaNova PLC
938,617
0.7
3,011
(1)
Medpace Holdings,
Inc.
1,431,761
1.1
102,035
(1)
Organogenesis
Holdings, Inc.
525,480
0.4
31,304
(1)
Tandem Diabetes
Care, Inc.
391,613
0.3
9,376
(1)
Tenet Healthcare Corp.
1,728,278
1.3
38,908
(1)
Waystar Holding Corp.
1,473,835
1.1
12,197,954
9.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials : 23.9%
12,405
A.O. Smith Corp.
$ 884,352
0.7
4,532
Acuity Brands, Inc.
1,479,562
1.1
5,256  Albany International
Corp. - Class A
333,809
0.2
8,695  Allison Transmission
Holdings, Inc.
759,160
0.6
8,774  Applied Industrial
Technologies, Inc.
2,312,651
1.7
29,414
(1)
Core & Main, Inc.
- Class A
1,903,674
1.4
14,762  CSG Systems
International, Inc.
947,130
0.7
4,545
Donaldson Co., Inc.
362,100
0.3
21,103  Enerpac Tool Group
Corp.
893,501
0.7
31,990
Flowserve Corp.
1,716,583
1.3
14,878
Genpact Ltd.
674,569
0.5
3,875
Graco, Inc.
330,886
0.2
18,672
Hexcel Corp.
1,179,137
0.9
10,463
ITT, Inc.
1,781,326
1.3
27,464
Kennametal, Inc.
588,554
0.4
65,527
(1)
Legalzoom.com, Inc.
726,039
0.5
66,337
(1)
Lyft, Inc. - Class A
1,075,986
0.8
51,382  Mueller Water
Products, Inc. - Class A
1,354,430
1.0
15,749
(1)
Nextracker, Inc. - Class
A
1,059,278
0.8
3,135
Nordson Corp.
705,657
0.5
8,088
Owens Corning
1,214,575
0.9
4,461
(1)
Paylocity Holding
Corp.
799,545
0.6
15,887
Pentair PLC
1,708,329
1.3
22,934  Robert Half
International, Inc.
855,897
0.6
45,666
(1)
Titan International, Inc.
402,774
0.3
9,743
Toro Co.
789,768
0.6
96,858
Vestis Corp.
453,295
0.3
4,279
Watsco, Inc.
1,721,784
1.3
7,429  Watts Water
Technologies, Inc.
- Class A
2,057,090
1.5
26,877  Zurn Elkay Water
Solutions Corp.
1,219,141
0.9
32,290,582
23.9
Information Technology : 14.0%
20,855
(1)
ACI Worldwide, Inc.
1,029,194
0.8
19,719
(1)
Alpha & Omega
Semiconductor Ltd.
567,316
0.4
64,893
(1)
Amplitude, Inc. - Class
A
741,727
0.5
51,108
(1)(2)
Asana, Inc. - Class A
746,177
0.5
9,656
(1)
ASGN, Inc.
523,838
0.4
8,289
(1)
Astera Labs, Inc.
1,510,256
1.1
73,971
(1)
AvePoint, Inc.
1,210,166
0.9
12,456  Bentley Systems, Inc.
- Class B
693,176
0.5
84,778
(1)
BigCommerce
Holdings, Inc.
394,218
0.3
28,023
(1)
Box, Inc. - Class A
914,390
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
14,569
(1)
Coherent Corp.
$ 1,318,057
1.0
8,554  Dolby Laboratories,
Inc. - Class A
613,151
0.5
18,233
(1)
Dropbox, Inc. - Class A
529,851
0.4
21,388
(1)
Dynatrace, Inc.
1,082,233
0.8
58,466
(1)
Knowles Corp.
1,248,249
0.9
19,226
(1)
Nutanix, Inc. - Class A
1,292,179
1.0
32,229
(1)
Pure Storage, Inc.
- Class A
2,501,293
1.9
9,507
TD SYNNEX Corp.
1,407,701
1.0
55,331
(1)
Yext, Inc.
502,959
0.4
18,826,131
14.0
Materials : 4.5%
7,839
AptarGroup, Inc.
1,091,738
0.8
25,174
(1)
Axalta Coating
Systems Ltd.
786,939
0.6
11,213
Crown Holdings, Inc.
1,114,348
0.8
42,342
Element Solutions, Inc.
1,089,036
0.8
15,614
RPM International, Inc.
1,956,590
1.5
6,038,651
4.5
Real Estate : 8.8%
59,521  Apartment Investment
and Management Co.
- Class A
466,049
0.3
47,664  Brixmor Property
Group, Inc.
1,334,115
1.0
33,985
CareTrust REIT, Inc.
1,169,424
0.9
42,494  DiamondRock
Hospitality Co.
363,749
0.3
18,316
EPR Properties
993,643
0.7
13,898  First Industrial Realty
Trust, Inc.
731,035
0.5
7,084  Gaming and Leisure
Properties, Inc.
340,103
0.3
71,558  Host Hotels & Resorts,
Inc.
1,231,513
0.9
221,370
(1)
Hudson Pacific
Properties, Inc.
622,050
0.5
7,689  National Retail
Properties, Inc.
329,935
0.2
43,827  Park Hotels & Resorts,
Inc.
515,406
0.4
80,687  Pebblebrook Hotel
Trust
898,853
0.7
90,740
(1)
Real Brokerage, Inc.
488,181
0.4
59,831  Sabra Health Care
REIT, Inc.
1,143,370
0.8
35,243  Tanger Factory Outlet
Centers, Inc.
1,204,606
0.9
11,832,032
8.8
Utilities : 4.3%
5,798
Black Hills Corp.
346,778
0.3
40,634  MDU Resources
Group, Inc.
661,928
0.5
10,763
National Fuel Gas Co.
933,583
0.7
62,947
NiSource, Inc.
2,660,770
2.0
1,226
NorthWestern Corp.
70,507
0.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
11,908
OGE Energy Corp.
$ 531,811
0.4
7,016
ONE Gas, Inc.
536,724
0.4
5,742,101
4.3
Total Common Stock
(Cost $121,005,883)
134,063,702
99.4
EXCHANGE-TRADED FUNDS : 0.6%
12,300  iShares Russell 2500
ETF
893,841
0.6
Total Exchange-Traded
Funds
(Cost $859,400)
893,841
0.6
Total Long-Term
Investments
(Cost $121,865,283)
134,957,543
100.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Repurchase Agreements : 0.6%
48,307
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase Amount
$48,330, collateralized
by various U.S.
Government
Securities, 0.000%-
1.625%, Market
Value plus accrued
interest $49,273, due
04/15/27-08/15/53)
48,307
0.0
397,430
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase
Amount $397,619,
collateralized
by various U.S.
Government
Securities, 4.500%,
Market Value plus
accrued interest
$405,379, due
12/31/31)
397,430
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
337,134
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase
Amount $337,294,
collateralized
by various U.S.
Government
Securities, 2.875%-
4.625%, Market
Value plus accrued
interest $343,877, due
06/30/27-02/15/35)
$ 337,134
0.3
Total Repurchase
Agreements
(Cost $782,871)
782,871
0.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
114,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.190%
(Cost $114,000) $ 114,000 0.1
Total Short-Term
Investments
(Cost $896,871)
896,871
0.7
Total Investments in
Securities
(Cost $122,762,154) $ 135,854,414 100.7
Liabilities in Excess
of Other Assets (965,238) (0.7)
Net Assets $ 134,889,176 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya MI Dynamic SMID Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 134,063,702 $ — $ — $ 134,063,702
Exchange-Traded Funds 893,841 — — 893,841
Short-Term Investments 114,000 782,871 — 896,871
Total Investments, at fair value $ 135,071,543 $ 782,871 $ — $ 135,854,414
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 16,195,584
Gross Unrealized Depreciation (3,103,324)
Net Unrealized Appreciation $ 13,092,260